COST OF SALES AND OTHER OPERATIONAL COSTS (Narrative) (Details) - CAD ($) $ in Thousands			1 Months Ended		10 Months Ended	12 Months Ended
	Mar. 15, 2023	Mar. 14, 2023	Dec. 20, 2024	Feb. 24, 2017	Dec. 31, 2023	Dec. 31, 2024	Mar. 24, 2024	Dec. 31, 2023
Disclosure Of Cost Of Sales [Line Items]
Crusher relocation costs						$ 16,141		$ 0
Writedowns of decommissioned convey cost						4,100
Site care and maintenance						2,524		0
Insurance recovery						$ (26,290)		$ 0
Gibraltar Joint Venture [Member]
Disclosure Of Cost Of Sales [Line Items]
Ownership interest in joint venture	87.50%	75.00%	100.00%	75.00%	75.00%	100.00%	87.50%